CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial assets

	At December 31,
	2021	2020
	(€ thousand)
Financial derivatives	11,565	38,636
Other financial assets	1,935	1,448
Current financial assets	13,500	40,084

Disclosure of derivative financial instruments
The following table sets forth a breakdown of derivative assets and liabilities at December 31, 2021 and 2020.

	At December 31,
	2021		2020
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedges:
Foreign currency derivatives	4,437	(34,973)	37,214	(2,060)
Commodities	182	(1,162)	271	—
Interest rate caps	6,053	—	497	—
Total cash flow hedges	10,672	(36,135)	37,982	(2,060)
Other foreign currency derivatives	893	(385)	654	(80)
Total	11,565	(36,520)	38,636	(2,140)
The following tables provide an analysis of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts:

	At December 31, 2021		At December 31, 2020
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	(17,588)	1,773,022	31,474	1,363,667
Pound Sterling	(2,343)	154,353	450	118,795
Japanese Yen	116	282,482	3,533	197,170
Swiss Franc	(2,754)	76,953	535	76,282
Chinese Yuan	(1,125)	91,248	490	37,644
Other(1)	(1,261)	108,822	14	105,159
Total amount	(24,955)	2,486,880	36,496	1,898,717
______________________________
(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar.

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement	The Group reclassified gains and losses, net of the related tax effects, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Net revenues/(costs)	7,275	19,557	(22,055)
Income tax (expense)/benefit	(2,030)	(5,456)	6,153
Total recognized in the consolidated income statement	5,245	14,101	(15,902)